Investment Objectives and Goals	Oct. 31, 2025
EA Bridgeway Blue Chip ETF
Prospectus [Line Items]
Risk/Return [Heading]	EA Bridgeway Blue Chip ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The EA Bridgeway Blue Chip ETF (the “Fund”) seeks to provide long-term total return on capital, primarily through capital appreciation, but also some income.
EA Bridgeway Omni Small-Cap Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	EA Bridgeway Omni Small-Cap Value ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The EA Bridgeway Omni Small-Cap Value ETF (the “Fund”) seeks to provide long-term total return on capital, primarily through capital appreciation.